Income Taxes - Components of Net Deferred Income Tax Liability (Detail) - USD ($) $ in Thousands	Dec. 27, 2014	Dec. 28, 2013
Deferred tax (liabilities) assets:
Accelerated depreciation	$ (40,141)	$ (33,146)
Mining reclamation reserve	2,180	1,502
Net operating loss	7,106	2,227
Capital losses on securities		997
Net intangible assets	(1,072)	(607)
Inventory purchase accounting adjustments	1,275	1,288
Working capital (e.g., accrued compensation, prepaid assets)	(10)	1,655
Deferred tax liabilities, net	(30,662)	(26,084)
Less valuation allowance on loss carryforwards	(2,523)	(1,826)
Total	(33,185)	(27,910)
Other current assets	1,167	2,316
Other noncurrent liabilities	(34,352)	(30,226)
Total	$ (33,185)	$ (27,910)